Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

30. Segment information

Segment revenue and results

The Group has determined that it operates in  two operating segments: (1) Vip.com, (2) Internet finance business.

The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues
Vip.com	56,567,945	72,875,234	84,159,609
Internet finance business	114,735	249,726	753,752
Inter-segment revenues (Note a)	(91,378)	(212,647)	(389,413)
Total net revenues	56,591,302	72,912,313	84,523,948
Income (loss) from operations
Vip.com	3,665,649	4,063,238	3,353,658
Internet finance business	(172,750)	(366,025)	(215,459)
Unallocated expenses (Note b)	(785,190)	(1,006,767)	(717,086)
Total income from operations	2,707,709	2,690,446	2,421,113
Total other (expenses) income	(41,625)	(149,593)	325,962
Income before income tax expense and share of loss of equity method investees	2,666,084	2,540,853	2,747,075

Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	610,293	714,656	715,087
Internet finance business	683	6,184	55,203
	610,976	720,840	770,290

Note:

(a)

Inter-segment revenues mainly consist of payment processing and financing services provided by the Internet finance business to Vip.com and promotion services provided by Vip.com to the Internet finance business.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Interest income and expenses (included in the measurement of segment profit or loss):

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income
Vip.com	105,495	192,052	232,494
Internet finance business	29,931	4,252	36,946
Inter-segment interest income	(28,382)	(95,179)	(26,568)
	107,044	101,125	242,872
Interest expense
Vip.com	(84,151)	(55,821)	(103,504)
Internet finance business	(29,426)	(121,793)	(82,808)
Inter-segment interest income	28,382	95,179	26,568
	(85,195)	(82,435)	(159,744)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net loss of investments accounted by equity method
Vip.com	(71,489)	(22,280)	(46,999)
Internet finance business	—	—	—
	(71,489)	(22,280)	(46,999)

The following assets information in the Internet finance segments are reviewed by the CODM:

	Year ended December 31,
	2017	2018
	RMB	RMB
Total assets
Vip.com	30,158,119	34,867,619
Internet finance business	7,824,701	8,695,044
	37,982,820	43,562,663
Investments in equity method investees
Vip.com	66,334	667,427
Internet finance business	—	—
	66,334	667,427
Total expenditure for additions of long-lived assets
Vip.com	2,459,874	3,556,067
Internet finance business	14,576	37,893
	2,474,450	3,593,960

Other segment information

Product revenues relate to sales of apparel, shoes and bags and other products.

Other revenues relate to revenues from product promotion and online advertising, and commission fees charged to third-party merchants which the Group provides platform access for sales of their product, and revenues from logistic and warehouse services provided to vendors of the Group.

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Product revenues
Apparel	20,381,929	24,642,418	30,446,797
Shoes and bags	7,734,909	8,340,015	8,442,178
Cosmetics	7,574,423	10,607,267	11,700,310
Sportswear and sporting goods	3,518,007	4,747,077	5,699,740
Home goods and other lifestyle products	6,622,624	9,875,682	9,808,677
Toys, kids and baby	5,535,834	6,978,246	8,013,615
Other goods	3,914,174	5,980,948	7,398,958
	55,281,900	71,171,653	81,510,275
Other revenues	1,309,402	1,740,660	3,013,673
Total net revenues	56,591,302	72,912,313	84,523,948

Geographic information

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.